Scope of consolidation - Disclosure of impact of reclassifications made in the Consolidated Income Statement to align the presentation adopted by Stellantis and the presentation of Faurecia as a discontinued operation (Details) - EUR (€)
€ / shares in Units, € in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reclassifications or changes in presentation [line items]
Revenue	€ 179,592	€ 149,419	€ 47,656	[1]
Cost of revenues	144,327	119,943	38,250	[1]
Selling, general and administrative expenses	8,981	9,130	3,923	[1]
Research and development expenses	5,200	4,487	2,231	[1]
Gains/(Losses) on disposal of investments	72	(35)	174	[1]
Restructuring costs	1,144	698	416	[1]
Impairment of CGUs	237	309	202
Other	(129)	529	125
Operating income/(loss)	(20,012)	(15,126)	(3,010)	[1]
Financial income	(1,066)	(188)	(108)
Financial expenses	1,199	780	199
Net Financial expenses	768	734	94	[1]
Profit/(loss) before taxes	(19,244)	(14,392)	(2,916)	[1]
Current taxes	3,565	2,294	434
Deferred taxes	(840)	(342)	41
Income taxes	2,729	1,911	504	[1]
Share of the profit/(loss) of equity method investees	264	737	(74)	[1]
Net profit/(loss) from continuing operations	16,779	13,218	2,338	[1]
Owners of the parent	(16,799)	(13,210)	(2,353)	[1]
Attributable to Non-controlling interests	20	(8)	15	[1]
Consolidated profit (loss) from discontinued operations	0	990	(315)	[1]
Net profit/(loss)	16,779	14,208	2,023	[1]
Owners of the parent	16,799	14,200	2,173	[1]
Non-controlling interests	€ (20)	€ 8	(150)	[1]
Net profit from discontinued operations attributable to owners of the parent			(180)
Profit (loss) from discontinued operations attributable to non-controlling interests			€ (135)
Par value per share (in euros per share)	€ 0.01
Basic earnings per share (in EUR per share)	5.35	€ 4.64	€ 1.41	[1]
Diluted earnings per share (in EUR per share)	5.31	4.51	1.34	[1]
Basic earnings per share from continuing operations (in EUR per share)	5.35	4.32	1.52	[1]
Diluted earnings per share (in EUR per share)	€ 5.31	4.19	€ 1.45	[1]
PSA
Disclosure of reclassifications or changes in presentation [line items]
Par value per share (in euros per share)		€ 1
Reclassifications
Disclosure of reclassifications or changes in presentation [line items]
Revenue			€ 0
Cost of revenues			526
Selling, general and administrative expenses			(367)
Research and development expenses			128
Gains/(Losses) on disposal of investments			352
Restructuring costs			0
Impairment of CGUs			(367)
Other			432
Operating income/(loss)			0
Financial income			180
Financial expenses			(497)
Net Financial expenses			317
Profit/(loss) before taxes			0
Current taxes			(644)
Deferred taxes			16
Income taxes			628
Share of the profit/(loss) of equity method investees			0
Net profit/(loss) from continuing operations			0
Consolidated profit (loss) from discontinued operations			0
Net profit/(loss)			0
Owners of the parent			0
Non-controlling interests			0
Previously reported
Disclosure of reclassifications or changes in presentation [line items]
Revenue			60,734
Cost of revenues			49,584
Selling, general and administrative expenses			5,019
Research and development expenses			2,446
Restructuring costs			695
Impairment of CGUs			367
Other			(432)
Operating income/(loss)			(3,055)
Financial income			(180)
Financial expenses			497
Profit/(loss) before taxes			(2,738)
Current taxes			644
Deferred taxes			(16)
Share of the profit/(loss) of equity method investees			(87)
Net profit/(loss) from continuing operations			2,023
Owners of the parent			(2,173)
Attributable to Non-controlling interests			150
Net profit/(loss)			2,023
Owners of the parent			2,173
Non-controlling interests			€ (150)
Basic earnings per share (in EUR per share)			€ 2.45
Diluted earnings per share (in EUR per share)			2.33
Basic earnings per share from continuing operations (in EUR per share)			2.45
Diluted earnings per share (in EUR per share)			€ 2.33
Discontinued operations
Disclosure of reclassifications or changes in presentation [line items]
Revenue			€ 13,078
Cost of revenues			13,033
Net Financial expenses			223
Profit/(loss) before taxes			178
Share of the profit/(loss) of equity method investees			(13)
Consolidated profit (loss) from discontinued operations			(315)
Discontinued operations | Reclassifications
Disclosure of reclassifications or changes in presentation [line items]
Revenue			(13,078)
Cost of revenues			(11,860)
Selling, general and administrative expenses			(729)
Research and development expenses			(343)
Gains/(Losses) on disposal of investments			(178)
Restructuring costs			(279)
Operating income/(loss)			45
Net Financial expenses			223
Profit/(loss) before taxes			178
Income taxes			124
Share of the profit/(loss) of equity method investees			(13)
Net profit/(loss) from continuing operations			(315)
Owners of the parent			(180)
Attributable to Non-controlling interests			(135)
Consolidated profit (loss) from discontinued operations			(315)
Net profit/(loss)			0
Owners of the parent			0
Non-controlling interests			0
Net profit from discontinued operations attributable to owners of the parent			(180)
Profit (loss) from discontinued operations attributable to non-controlling interests			€ (135)

[1]	Refer to Note 3, Scope of consolidation